UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices) (Zip Code)

John G. Popp

Credit Suisse Asset Management Income Fund, Inc.

Eleven Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 to June 30, 2021

Item 1.	Reports to Stockholders.

Credit Suisse Asset Management

Income Fund, Inc.

Eleven Madison Avenue

New York, NY 10010

Directors

Steven N. Rappaport

Chairman of the Board

Laura A. DeFelice

Jeffrey E. Garten

Mahendra R. Gupta

John G. Popp

Officers

John G. Popp

Chief Executive Officer and President

Thomas J. Flannery

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

Lou Anne McInnis

Chief Legal Officer

Omar Tariq

Chief Financial Officer and Treasurer

Karen Regan

Senior Vice President and Secretary

Investment Adviser

Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.

One Lincoln Street

Boston, MA 02111

Shareholder Servicing Agent

Computershare Trust Company, N.A.

P.O. Box 30170

College Station, TX 77842-3170

Legal Counsel

Willkie Farr & Gallagher LLP

787 7th Avenue

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Credit Suisse Asset Management

Income Fund, Inc.

SEMIANNUAL REPORT

June 30, 2021

(Unaudited)

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report

June 30, 2021 (unaudited)

June 30, 2021

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) for the six-month period ended June 30, 2021.

Performance Summary

01/01/21 – 6/30/21

Fund & Benchmark	Performance
Total Return (based on NAV)[1]	6.80%
Total Return (based on market value)[1]	16.29%
ICE BofA US High Yield Constrained Index[2]	3.70%

Market Review: A strong reopening, but just the first of many tests

The semiannual period ended June 30, 2021, was a positive one for the high yield asset class, as the rollout of vaccinations against COVID-19 paved the way for a broader economic reopening. The ICE BofA US High Yield Constrained Index, the Fund’s benchmark, returned 3.70% for the period. The first quarter of 2021 saw significant widening in longer-term U.S. treasury yields, which pressured BB-rated high yield bonds. However, at the same time, market participants grew increasingly more confident in the outlook for riskier assets, especially CCC-rated high yield bonds, causing overall credit spreads to tighten meaningfully.

The second quarter of 2021 saw a similarly strong environment for lower-rated assets, but BB-rated high yield bonds were also back in vogue as longer-term U.S. treasury yields settled below their peaks and strong fundamentals were apparent in corporate earnings. The 10-year U.S. treasury rate widened by 55 basis points over the semiannual period, contributing to outflows from the asset class. The outflows, however, were not meaningful enough to slow the momentum in asset prices driven by favorable business conditions. Overall, yields within the high yield asset class declined and ended the period at 3.78%—45 basis points tighter than on December 31, 2020. And spread tightening was more extreme (due to widening of treasury yields), ending the period at +314 basis points versus +390 basis points as of December 31, 2020.

For the period, CCC-rated bonds strongly outperformed the benchmark, returning 8.09%. Conversely, B-rated and BB-rated bonds underperformed, though they still delivered firmly positive returns of 3.32% and 2.65%, respectively.

From an industry perspective, theaters & entertainment, oil field equipment & services, and energy—exploration & production were the best performing sectors, returning 29.76%, 25.73% and 11.83%, respectively. In contrast, the worst performing sectors included pharmaceuticals, electric-integrated and electric-generation, losing 1.30% and 1.02% and gaining 0.17%, respectively.

Default rates have declined significantly in 2021 after a major wave of restructurings, reorganizations and distressed situations in 2020. According to JP Morgan, default activity, including distressed exchanges, ended the period at 1.87%—down 489 basis points over the six-month period. We expect default activity to remain muted, as business fundamentals improve and healthy conditions in the capital markets continue.

After a very strong period of inflows in 2020—with high yield U.S. mutual funds bringing in $44.9 billion—flows turned negative in 2021. Year-to-date outflows totaled $13.8 billion as of June 30, 2021.

Year-to-date, new high yield issuance totaled $299.1 billion, up approximately 37% year-over-year. Year-to-date “net” new issuance, excluding refinancing activity, was $100.3 billion—up only 6.5% versus the first half of 2020, which saw a significant number of new transactions from borrowers seeking to raise capital for liquidity reserves during the early months of the pandemic.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report (continued)

June 30, 2021 (unaudited)

Strategic Review and Outlook: Looking forward with optimism and caution

For the six-month period ended June 30, 2021, the Fund outperformed the benchmark on both an NAV and Market Price basis. Positive security selection in the loan and high yield asset classes contributed positively to performance. From a sector perspective, positions within the leisure, real estate and media sectors contributed most significantly to positive relative returns. And from a rating perspective, allocations within CCC-rated positions contributed to outperformance.

Looking forward, we expect the backdrop for the high yield asset class to remain favorable, as fundamentals have continued to improve so far in 2021. We anticipate seeing strength in revenues, but realize labor and raw material inflation will pressure margins. Additionally, we believe the overall default rate will continue to decline but may also experience some weakness in energy prices—which could reverse some of the recent gains in the Index. From a technical standpoint, we believe we could see some volatility if inflationary pressures move rates higher, but a sharp sell-off would likely provide an excellent buying opportunity.

We are currently underweight energy and short on duration versus the Index, positioning us to capitalize on a sell-off driven by energy prices or rate increases.

Thomas J. Flannery Chief Investment Officer*	John G. Popp Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as “junk bonds.” Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments, and government regulation, and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund’s management are as of the date of this letter and the Fund holdings described in this document are as of June 30, 2021; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

[1]	Assuming reinvestment of dividends of $0.135 per share.
[2]

The ICE BofA US High Yield Constrained Index (the “Index”) is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer’s allocation is limited to 2% of the Index. The Index does not have transaction costs and investors cannot invest directly in the Index.

*

Thomas J. Flannery, Managing Director, is the Head of the Credit Suisse U.S. High Yield Management Team. Mr. Flannery joined Credit Suisse Asset Management, LLC (“Credit Suisse”) in June 2010. He is a portfolio manager for the Credit Investments Group (“CIG”) with responsibility for trading, directing investment decisions, originating and analyzing investment opportunities. Mr. Flannery is also a member of the CIG Credit Committee and is currently a high yield bond portfolio manager and trader for CIG. Mr. Flannery joined Credit Suisse AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery holds a B.S. in Finance from Georgetown University.

**

John G. Popp is a Managing Director of Credit Suisse and Group Head and Chief Investment Officer of CIG, with primary responsibility for making investment decisions and monitoring processes for CIG’s global investment strategies. Mr. Popp also serves as Trustee, Chief Executive Officer and President of the Credit Suisse Funds, as well as serving as Director, Chief Executive Officer and President for the Credit Suisse Asset Management Income Fund, Inc. and Trustee, Chief Executive Officer and President of the Credit Suisse High Yield Bond Fund. Mr. Popp has been associated with Credit Suisse since 1997.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report (continued)

June 30, 2021 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of June 30, 2021)

S&P Ratings**

BBB	0.7%
BB	24.4
B	40.1
CCC	28.7
CC	0.1
C	0.1
NR	5.3

Subtotal	99.4
Equity and Other	0.6

Total	100.0%

*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
**

Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. (“S&P”). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Average Annual Returns

June 30, 2021 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	24.10%	9.77%	10.63%	8.04%
Market Value	41.44%	13.25%	13.01%	7.87%

Credit Suisse may waive fees and/or reimburse expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price. Past performance is no guarantee of future results. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, NAV and market price will fluctuate. Performance information current to the most recent month end is available by calling 1-800-293-1232.

The annualized gross and net expense ratios are 1.03%.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

June 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (85.3%)

Advertising (0.2%)

$251	TripAdvisor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 103.50)(1)	(BB-, B1)	07/15/25	7.000	$270,578

Aerospace and Defense (1.3%)

250	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(B+, B1)	09/30/28	4.750	250,438

800	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	852,080

1,250	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	1,320,312

					2,422,830

Air Transportation (0.4%)

685	Mileage Plus Intellectual Property Assets, Ltd. Rule 144A, Senior Secured Notes (Callable 06/30/23 @ 103.25)(1)	(NR, Baa3)	06/20/27	6.500	755,041

Auto Parts & Equipment (2.6%)

200	Adient U.S. LLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 104.50)(1)	(BB-, Ba3)	04/15/25	9.000	220,796

385	BorgWarner, Inc., Rule 144A, Senior Unsecured Notes(1)	(BBB, Baa1)	10/01/25	5.000	442,329

2,310	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	2,521,249

1,300	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(CCC, Caa1)	11/15/26	5.625	1,228,208

250	Tenneco, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/24 @ 103.94)(1)	(B+, Ba3)	01/15/29	7.875	283,041

					4,695,623

Automakers (0.6%)

400	Ford Motor Co., Global Senior Unsecured Notes	(BB+, Ba2)	04/21/23	8.500	446,880

675	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, B1)	07/15/28	6.250	728,798

					1,175,678

Brokerage (0.6%)

1,098	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,176,095

Building & Construction (0.9%)

400	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/22 @ 103.75)(1)	(B+, B3)	02/15/25	7.500	419,250

200	Dycom Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.25)(1)	(BB, Ba3)	04/15/29	4.500	201,991

1,050	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B1)	02/01/28	5.750	1,109,126

					1,730,367

Building Materials (3.7%)

1,065	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,053,157

1,650	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,753,125

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Building Materials

$1,200	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81)(1)	(CCC, Caa1)	02/01/29	5.625	$1,169,250

200	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	202,915

400	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/21 @ 105.06)(1)	(B+, B2)	08/01/26	6.750	423,344

200	Summit Materials Finance Corp. Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.63)(1)	(BB, B1)	01/15/29	5.250	212,768

500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB-, B1)	06/15/25	7.125	540,975

500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB-, B1)	06/15/28	7.250	557,593

750	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	803,726

					6,716,853

Cable & Satellite TV (3.7%)

685	CSC Holdings LLC, Global Senior Unsecured Notes	(B+, B3)	06/01/24	5.250	744,047

50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	52,632

850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	900,006

1,023	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B+, B3)	08/15/27	5.375	1,077,720

1,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,475,250

600	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	602,130

500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(2)	(BB-, Ba3)	04/15/27	5.000	718,972

1,077	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	1,121,480

					6,692,237

Chemicals (3.4%)

200	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	211,638

500	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/16/21 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	514,900

800	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B2)	05/15/28	4.750	797,000

1,440	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 08/02/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,470,038

800	Nouryon Holding B.V., Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 103.25)(1),(3)	(B-, Caa1)	10/01/26	6.500	994,426

276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (1),(4),(5),(6),(7)	(NR, NR)	05/01/18	9.000	3,730

1,000	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(1)	(CCC+, Caa2)	05/15/26	6.750	1,003,270

400	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B-, B2)	04/01/29	5.125	409,574

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Chemicals

$800	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 102.31)(1)	(B, B3)	03/15/29	4.625	$809,992

					6,214,568

Consumer/Commercial/Lease Financing (1.1%)

1,950	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(BB, Ba3)	02/01/28	4.750	1,994,928

Diversified Capital Goods (1.2%)

325	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 08/02/21 @ 103.06)(1)	(CCC+, Caa1)	08/15/25	6.125	332,647

800	GrafTech Finance, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/23 @ 102.31)(1)	(BB, Ba3)	12/15/28	4.625	823,756

1,000	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	1,075,960

					2,232,363

Electronics (1.2%)

1,085	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (1)	(BB+, Ba3)	10/01/25	5.000	1,210,350

235	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB+, Ba3)	04/15/29	4.000	238,838

800	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(BB-, Ba3)	06/15/29	4.000	805,000

					2,254,188

Energy - Exploration & Production (1.7%)

550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/14/22 @ 105.44)(1)	(BB-, B1)	03/14/27	7.250	590,133

550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB-, B1)	01/15/29	6.000	595,455

395	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B, Caa1)	03/01/28	8.125	426,134

1,500	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 08/02/21 @ 104.88)(1)	(B, Caa2)	11/01/23	9.750	1,456,875

					3,068,597

Environmental (0.4%)

425	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.56)(1)	(BB-, Ba3)	12/15/26	5.125	450,917

200	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	200,303

					651,220

Food - Wholesale (0.3%)

600	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 102.38)(1)	(B+, Caa1)	02/15/29	4.750	612,777

Gaming (3.6%)

325	Boyd Gaming Corp., Rule 144A, Senior Unsecured Notes (Callable 06/15/26 @ 102.38)(1)	(B, Caa1)	06/15/31	4.750	338,091

1,665	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	1,725,115

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Gaming

$2,100	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/02/21 @ 101.69)(1)	(CCC, Caa2)	10/15/24	6.750	$2,124,087

1,469	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 08/02/21 @ 103.94)(1)	(B-, B3)	02/01/24	7.875	1,539,233

750	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	835,638

					6,562,164

Gas Distribution (3.3%)

750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/02/21 @ 100.94)	(B+, B1)	06/15/24	5.625	754,579

425	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/02/21 @ 104.88)	(B+, B1)	10/01/25	6.500	429,575

675	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/02/21 @ 104.69)	(B+, B1)	05/15/26	6.250	678,038

1,000	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba3)	06/15/28	5.125	1,050,265

800	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(1)	(NR, B1)	09/30/26	6.500	818,440

950	NGL Energy Finance Corp., Rule 144A, Senior Secured Notes (Callable 02/01/23 @ 103.75)(1)	(BB-, B1)	02/01/26	7.500	998,687

200	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	206,830

400	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	402,380

200	Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	205,000

500	Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.63)(1)	(BB-, B1)	10/01/25	7.500	549,160

					6,092,954

Health Facilities (0.8%)

750	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Baa3)	09/01/28	5.625	889,688

500	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1),(8)	(CCC, Caa2)	04/15/27	10.000	550,510

					1,440,198

Health Services (1.0%)

1,782	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B+, Ba2)	12/15/24	4.375	1,864,257

Health Services (1.9%)

450	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	454,815

120	Ortho-Clinical Diagnostics S.A., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 103.69)(1)	(CCC+, B3)	06/01/25	7.375	129,338

1,850	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa3)	02/01/28	9.250	2,051,132

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Health Services

$235	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(1)	(B-, B3)	12/15/25	5.250	$246,047

500	Service Corp., Global Senior Unsecured Notes (Callable 05/15/26 @ 102.00)	(BB, Ba3)	05/15/31	4.000	510,995

					3,392,327

Insurance Brokerage (3.9%)

2,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/02/21 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	2,047,170

1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	1,129,530

700	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(1)	(B, B2)	10/15/27	4.250	711,515

293	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	308,303

780	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	833,426

400	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	407,012

1,600	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	1,689,168

					7,126,124

Investments & Misc. Financial Services (1.1%)

785	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/23 @ 103.13)(1)	(B-, B2)	03/01/28	6.250	829,992

1,200	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,252,500

					2,082,492

Machinery (2.7%)

825	Arcosa., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	841,087

1,000	ATS Automation Tooling Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(B+, B2)	12/15/28	4.125	1,027,195

100	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(CCC+, Caa1)	10/01/27	11.000	111,887

470	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, B1)	07/31/27	5.750	495,634

400	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	429,860

400	Madison IAQ LLC, Rule 144A, Senior Unsecured Notes (Callable 06/30/24 @ 102.94)(1)	(CCC+, Caa1)	06/30/29	5.875	407,500

200	Mueller Water Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(BB, Ba1)	06/15/29	4.000	205,774

1,485	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 08/02/21 @ 102.44)(1)	(BB-, B1)	12/15/25	4.875	1,519,526

					5,038,463

Media - Diversified (0.4%)

550	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(CCC-, Caa3)	08/15/26	5.750	501,875

250	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1)	(CCC+, B3)	04/15/28	5.875	245,990

					747,865

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Media Content (0.9%)

$980	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(CCC-, Caa2)	08/15/27	6.625	$481,538

615	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(CCC+, B2)	08/15/26	5.375	399,750

200	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.00)(1)	(BB, Ba3)	07/15/28	4.000	206,462

587	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	640,387

					1,728,137

Metals & Mining - Excluding Steel (1.6%)

132	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 10/17/22 @ 107.41)(1)	(BB-, Ba2)	10/17/25	9.875	154,870

200	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/12/21 @ 101.81)(1)	(B, NR)	04/01/23	7.250	204,126

1,500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/12/21 @ 105.16)(1)	(B, NR)	03/01/26	6.875	1,573,125

110	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB-, B1)	01/30/30	4.750	115,638

850	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(1)	(B-, Caa1)	02/15/26	7.000	887,187

					2,934,946

Metals & Mining - Excluding Steel (0.1%)

200	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB, B1)	06/01/31	4.500	205,584

Oil Field Equipment & Services (0.1%)

265	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes (1),(5),(6),(9),(10)	(NR, NR)	11/15/25	5.000	202,957

Oil Refining & Marketing (0.6%)

980	ITT Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.25)(1)	(B, B2)	08/01/29	6.500	1,002,403

Packaging (4.7%)

290	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/12/21 @ 103.00)(1)	(B-, Caa1)	02/15/25	6.000	299,925

400	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.00)(1)	(B+, B3)	09/01/29	4.000	397,750

133	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 08/02/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	138,190

2,000	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 08/02/21 @ 101.72)(1)	(CCC+, Caa2)	01/15/25	6.875	2,037,550

400	Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 09/15/22 @ 103.00)(1)	(B-, B3)	09/15/28	6.000	417,062

1,130	Intertape Polymer Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.19)(1)	(B+, Ba3)	06/15/29	4.375	1,148,413

1,710	Plastipak Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/02/21 @ 103.13)(1)	(B, B3)	10/15/25	6.250	1,754,332

1,980	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	2,009,463

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Packaging

$350	Trivium Packaging Finance B.V., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.75)(1)	(B, B2)	08/15/26	5.500	$368,183

					8,570,868

Personal & Household Products (0.1%)

1,350	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes (Callable 08/16/21 @ 102.22)(1),(4),(5),(6)	(NR, NR)	03/15/25	8.875	13,500

226	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/21 @ 105.06)(1)	(BB, Ba2)	12/31/25	6.750	237,515

					251,015

Pharmaceuticals (3.5%)

500	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(1)	(B, B3)	04/01/26	9.250	544,475

400	Bausch Health Cos., Inc. Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.44)(1)	(BB, Ba2)	06/01/28	4.875	409,000

250	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B, B3)	12/15/25	9.000	268,388

500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(B, B3)	05/30/29	7.250	512,353

700	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63)(1)	(B, B3)	01/30/30	5.250	651,875

708	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(BB-, Ba3)	08/15/28	3.875	694,555

650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/02/21 @ 101.47)(1)	(B, B2)	10/15/24	5.875	641,192

400	Endo U.S., Inc. Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1)	(B, B2)	04/01/29	6.125	392,500

800	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, Ba3)	08/01/27	5.500	850,600

1,400	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19)(1)	(BB-, Ba2)	01/15/29	4.375	1,453,270

					6,418,208

Real Estate Development & Management (1.5%)

718	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	791,091

1,782	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes (1)	(CCC+, NR)	05/01/25	7.875	1,864,418

					2,655,509

Real Estate Investment Trusts (3.1%)

900	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/16/21 @ 101.75)(1)	(BB-, NR)	05/01/25	5.250	917,865

1,071	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	1,062,099

1,400	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	1,470,385

200	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba3)	10/01/24	4.750	210,760

565	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(B+, Ba3)	12/15/21	5.000	568,531

1,385	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(1)	(B+, Ba3)	11/01/23	5.500	1,452,519

					5,682,159

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Recreation & Travel (5.7%)

$400	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	$413,846

1,035	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(CCC, B3)	04/15/27	5.375	1,067,587

1,325	Cedar Fair LP, Global Company Guaranteed Notes (Callable 07/15/24 @ 102.63)	(CCC, B3)	07/15/29	5.250	1,367,652

750	Merlin Entertainments Ltd., Rule 144A, Secured Notes (Callable 03/17/26 @ 100.00)(1)	(CCC+, B2)	06/15/26	5.750	789,821

500	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 11/15/22 @ 103.31)(1)	(CCC-, Caa2)	11/15/27	6.625	508,230

800	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B-, B1)	08/01/25	6.000	843,040

400	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(B-, B2)	05/01/25	8.750	435,006

1,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 08/02/21 @ 101.22)(1)	(CCC, B3)	07/31/24	4.875	1,155,750

650	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1),(8)	(CCC, B3)	04/15/27	5.500	672,288

350	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(B, Ba2)	07/01/25	7.000	377,659

2,115	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	2,141,691

625	Vail Resorts, Inc., 144A, Company Guaranteed Notes (Callable 05/15/22 @ 103.13)(1)	(BB, B1)	05/15/25	6.250	670,788

					10,443,358

Software - Services (4.4%)

1,875	Austin BidCo, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa2)	12/15/28	7.125	1,925,081

400	Booz Allen Hamilton, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.00)(1)	(BB-, Ba2)	07/01/29	4.000	409,500

610	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	646,804

400	Clarivate Science Holdings Corp., Rule 144A, Senior Unsecured Notes (Callable 06/30/24 @ 102.44)(1)	(CCC+, Caa1)	06/30/29	4.875	411,000

1,100	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	1,104,125

600	Endurance Digital, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	594,843

257	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, Ba3)	12/01/27	5.250	270,220

1,000	Granite Merger Sub 2, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 108.25)(1)	(CCC+, Caa1)	07/15/27	11.000	1,137,935

587	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	640,517

160	Presidio Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/23 @ 102.44)(1)	(B, B1)	02/01/27	4.875	164,922

750	SS&C Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/30/22 @ 104.13)(1)	(B+, B2)	09/30/27	5.500	796,594

					8,101,541

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Specialty Retail (2.5%)

$40	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	$41,180

491	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	513,954

950	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B-, B3)	10/30/25	8.500	1,008,040

1,000	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/02/21 @ 102.63)(1)	(BB+, Ba2)	08/01/25	5.250	1,032,395

200	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	198,018

1,650	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/02/21 @ 105.63)(1)	(NR, Caa1)	05/01/25	7.500	1,594,313

200	Sally Capital, Inc., Rule 144A, Secured Notes (Callable 04/30/22 @ 104.38)(1)	(BB+, Ba2)	04/30/25	8.750	219,250

					4,607,150

Steel Producers/Products (0.5%)

950	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB-, Ba3)	06/01/31	4.250	963,381

Support - Services (6.0%)

1,100	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1)	(CCC+, Caa1)	06/01/29	6.000	1,116,621

400	APi Group DE, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.06)(1)	(B, B1)	07/15/29	4.125	398,500

1,100	Atlas Luxco 4 Sarl, Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	1,104,256

1,600	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B, B1)	05/01/28	4.500	1,588,000

200	CPI CG, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/23 @ 104.31)(1)	(B-, B3)	03/15/26	8.625	213,054

1,835	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	1,902,436

1,600	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B2)	05/01/29	4.625	1,610,656

388	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	403,627

400	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	399,500

200	Sabre Global, Inc., Rule 144A, Senior Secured Notes (Callable 03/16/25 @ 100.00)(1)	(B, Ba3)	04/15/25	9.250	238,347

1,172	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/02/21 @ 101.69)(1)	(CCC+, Caa1)	06/01/25	6.750	1,191,783

253	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB, Ba2)	01/15/28	4.875	268,828

595	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B3)	08/15/28	4.625	615,647

					11,051,255

Tech Hardware & Equipment (1.4%)

759	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 07/12/21 @ 102.00)(1)	(CCC+, B3)	06/15/25	6.000	776,077

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Tech Hardware & Equipment

$525	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(CCC+, B3)	03/15/27	5.000	$538,125

1,200	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,236,000

					2,550,202

Telecom - Wireless (0.6%)

950	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB, Ba3)	02/01/28	4.750	1,018,875

Telecom - Wireline Integrated & Services (2.6%)

1,250	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 07/16/21 @ 103.75)(1)	(B, B2)	05/15/26	7.500	1,303,187

374	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 07/12/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	389,401

856	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 09/15/23 @ 102.56)(1)	(B, B2)	01/15/29	5.125	862,001

2,651	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/02/21 @ 103.94)(1),(4)	(C, NR)	12/31/24	7.875	249,565

1,325	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,431,305

200	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	206,968

400	Zayo Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/23 @ 103.06)(1)	(CCC+, Caa1)	03/01/28	6.125	409,056

					4,851,483

Theaters & Entertainment (2.2%)

1,538	AMC Entertainment Holdings, Inc.,10.00% Cash, 12.00% PIK, Rule 144A, Secured Notes (Callable 06/15/23 @ 106.00)(1),(9)	(CCC-, Ca)	06/15/26	12.000	1,575,982

380	Cinemark U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	416,860

1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/02/21 @ 102.44)(1)	(B-, B3)	11/01/24	4.875	1,043,450

700	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/02/21 @ 104.22)(1)	(B-, B3)	03/15/26	5.625	730,366

325	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B-, B3)	10/15/27	4.750	337,594

					4,104,252

Transport Infrastructure/Services (1.2%)

2,110	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 08/02/21 @ 100.00)(1)	(CCC, Caa2)	08/15/22	11.250	2,117,712

TOTAL CORPORATE BONDS (Cost $153,891,496)					156,471,782

BANK LOANS (31.5%)

Aerospace & Defense (0.6%)

1,050	Amentum Government Services Holdings LLC, LIBOR 3M + 8.750%(6),(11)	(NR, NR)	01/31/28	10.000	1,057,875

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Auto Parts & Equipment (0.9%)

$730	Dayco Products LLC, LIBOR 3M + 4.250%(11)	(CCC+, Caa1)	05/19/23	4.385	$699,504

221	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK(9),(11)	(CCC-, Caa3)	03/02/26	11.000	217,410

324	Jason Group, Inc., LIBOR 1M + 2.000% Cash, 4.000% PIK(9),(11)	(B-, Caa1)	08/28/25	7.000	319,373

376	U.S. Farathane LLC, LIBOR 3M + 4.250%(11)	(B, B2)	12/23/24	5.250	373,697

					1,609,984

Building & Construction (0.4%)

739	TRC Companies, Inc., LIBOR 1M + 4.500%(6),(11)	(B, B2)	06/21/24	5.250	740,832

Building Materials (0.5%)

1,000	Airxcel, Inc., LIBOR 1M + 8.750%(11)	(CCC+, Caa2)	04/27/26	8.854	987,500

Chemicals (4.3%)

1,474	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(11)	(BB-, B1)	08/27/26	5.500	1,497,262

1,619	PMHC II, Inc., LIBOR 12M + 3.500%(11)	(B-, Caa1)	03/31/25	4.500	1,609,983

1,452	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%, LIBOR 3M + 4.750%(6),(11)	(B-, B3)	10/15/25	4.831–4.897	1,458,783

76	UTEX Industries, Inc., LIBOR 3M + 7.000%(11)	(NR, NR)	12/03/25	8.500	76,868

65	UTEX Industries, Inc., LIBOR 1M + 5.250%(11)	(NR, NR)	12/03/25	11.000	63,631

1,750	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(7),(11)	(CCC-, Caa3)	10/27/25	9.250	1,698,323

1,507	Zep, Inc., LIBOR 3M + 4.000%(11)	(B-, B3)	08/12/24	5.000	1,490,099

					7,894,949

Diversified Capital Goods (1.0%)

516	Callaway Golf Co., LIBOR 1M + 4.500%(11)	(B, B1)	01/02/26	4.591	519,398

690	Electrical Components International, Inc.(6),(12)	(B-, B2)	06/26/25	0.000	693,450

693	GrafTech Finance, Inc., LIBOR 1M + 3.000%(11)	(BB, Ba3)	02/12/25	3.500	694,443

					1,907,291

Electronics (3.5%)

250	Bright Bidco B.V., LIBOR 3M + 3.500%(11)	(CCC, Caa3)	06/30/24	4.500	210,344

750	CPI International, Inc., LIBOR 1M + 7.250%(6),(7),(11)	(CCC, Caa2)	07/26/25	8.250	700,813

1,550	EXC Holdings III Corp., LIBOR 3M + 7.500%(11)	(CCC+, Caa2)	12/01/25	8.500	1,552,519

2,498	GlobalLogic Holdings, Inc., LIBOR 1M + 2.750%(6),(11)	(B, B2)	08/01/25	2.854	2,494,959

1,549	Idemia Group, LIBOR 3M + 4.500%(11)	(B-, B3)	01/09/26	5.250	1,545,900

					6,504,535

Food - Wholesale (0.4%)

649	United Natural Foods, Inc., LIBOR 1M + 3.500%(11)	(B, B2)	10/22/25	3.604	650,762

Gas Distribution (1.4%)

1,471	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(6),(11)	(B, B2)	11/01/24	3.635	1,447,415

1,150	Traverse Midstream Partners LLC, LIBOR 1M + 5.500%(11)	(B, B3)	09/27/24	6.500	1,157,687

					2,605,102

Health Facility (0.6%)

1,083	Western Dental Services, Inc., LIBOR 1M + 5.250%(6),(11)	(B-, B3)	06/30/23	6.250	1,085,880

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Health Services (1.8%)

$1,917	Athenahealth, Inc., LIBOR 3M + 4.250%(11)	(B, B2)	02/11/26	4.410	$1,924,431

574	Carestream Health, Inc., LIBOR 3M + 6.750%(11)	(B-, B1)	05/08/23	7.750	575,711

826	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.500%(11)	(B-, B3)	12/10/27	6.250	832,044

					3,332,186

Insurance Brokerage (1.5%)

1,921	Acrisure LLC, LIBOR 3M + 3.500%(11)	(B, B2)	02/15/27	3.604	1,903,103

829	Alera Group Holdings, Inc., LIBOR 1M + 4.000%(11)	(B, B2)	08/01/25	4.500	832,552

					2,735,655

Investments & Misc. Financial Services (1.4%)

1,500	AqGen Ascensus, Inc.(6),(12)	(CCC, Caa2)	05/04/29	0.000	1,492,500

865	Deerfield Dakota Holding LLC, LIBOR 1M + 6.750%(6),(11)	(CCC, Caa2)	04/07/28	7.500	889,183

570	Ditech Holding Corp.(4),(12)	(NR, NR)	06/30/22	0.000	115,876

					2,497,559

Life Insurance (0.5%)

1,031	Vida Capital, Inc., LIBOR 1M + 6.000%(11)	(B, B2)	10/01/26	6.104	995,156

Machinery (0.9%)

491	Granite Holdings U.S. Acquisition Co., LIBOR 3M + 4.000%(6),(11)	(B, B1)	09/30/26	4.147	493,715

798	LTI Holdings, Inc., LIBOR 1M + 6.750%(7),(11)	(CCC+, Caa2)	09/06/26	6.854	798,268

442	LTI Holdings, Inc., LIBOR 1M + 3.500%(11)	(B-, B2)	09/06/25	3.604	436,776

					1,728,759

Medical Products (0.9%)

968	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(11)	(CCC+, B3)	06/15/23	6.000	938,049

696	Viant Medical Holdings, Inc., LIBOR 1M + 6.250%(6),(11)	(CCC+, B3)	07/02/25	7.250	698,197

					1,636,246

Packaging (0.2%)

540	Strategic Materials, Inc., LIBOR 3M + 7.750%(6),(7),(11)	(CC, C)	10/31/25	8.750	310,500

Personal & Household Products (1.1%)

1,246	Serta Simmons Bedding LLC, LIBOR 1M + 7.500%(11)	(B, B2)	08/10/23	8.500	1,264,317

753	Serta Simmons Bedding LLC, LIBOR 1M + 7.500%(11)	(B-, Caa2)	08/10/23	8.500	721,631

					1,985,948

Pharmaceuticals (0.3%)

535	Akorn, Inc., LIBOR 3M + 7.500%(11)	(CCC+, Caa2)	10/01/25	8.500	552,654

Real Estate Investment Trusts (0.4%)

645	Blackstone Mortgage Trust, Inc., LIBOR 1M + 2.750%(6),(11)	(B+, Ba2)	04/23/26	3.250	645,125

Recreation & Travel (2.3%)

1,613	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(11)	(CCC-, Caa3)	09/04/26	7.885	1,462,200

985	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(11)	(B-, B3)	09/05/25	3.885	959,692

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Recreation & Travel

$1,032	Hornblower Sub LLC, LIBOR 3M + 4.500%(11)	(CCC-, Caa2)	04/27/25	5.500	$973,942

773	Hornblower Sub LLC, LIBOR 6M + 8.125%(6),(11)	(NR, NR)	11/10/25	9.125	819,588

					4,215,422

Restaurants (0.1%)

15	Golden Nugget, Inc., LIBOR 3M + 12.000%(6),(11)	(NR, NR)	10/04/23	13.000	16,912

200	Tacala LLC, LIBOR 1M + 7.500%(6),(11)	(CCC, Caa2)	02/04/28	8.250	200,876

					217,788

Software - Services (3.7%)

1,215	Aston FinCo Sarl, LIBOR 1M + 4.250%(11)	(B-, B2)	10/09/26	4.343	1,210,735

1,750	Epicor Software Corp., LIBOR 1M + 7.750%(11)	(CCC, Caa2)	07/31/28	8.750	1,812,895

471	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(11)	(CCC+, B2)	06/13/24	4.500	463,910

1,703	Finastra U.S.A., Inc., LIBOR 6M + 7.250%(11)	(CCC-, Caa2)	06/13/25	8.250	1,725,205

480	Project Leopard Holdings, Inc., LIBOR 3M + 4.750%(11)	(B, B2)	07/07/24	5.750	482,578

997	SkillSoft Corp., LIBOR 3M + 7.500%(6),(11)	(B+, B1)	12/27/24	8.500	999,936

					6,695,259

Support - Services (0.4%)

164	Nuvei Technologies Corp., LIBOR 3M + 2.500%(11)	(B+, Ba3)	10/30/25	2.625	165,074

650	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(7),(11)	(CCC, Caa1)	08/25/25	8.750	652,437

					817,511

Telecom - Wireline Integrated & Services (0.7%)

299	GTT Communications, Inc. (1st Lien Term Loan B), LIBOR 1M + 5.000% Cash, 2.500% PIK(9),(11)	(CCC+, NR)	12/31/21	8.500	304,412

171	GTT Communications, Inc. (Incremental Term Loan), LIBOR 1M + 5.000% Cash, 2.500% PIK(9),(11)	(CCC+, NR)	12/31/21	8.500	174,484

875	TVC Albany, Inc., LIBOR 1M + 7.500%(6),(7),(11)	(CCC, Caa2)	07/23/26	7.600	831,250

					1,310,146

Theaters & Entertainment (1.7%)

1,530	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(11)	(CCC+, B3)	07/03/26	5.500	1,536,020

1,581	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(11)	(B, B3)	05/18/25	2.860	1,555,794

					3,091,814

TOTAL BANK LOANS (Cost $58,119,059)					57,812,438

ASSET BACKED SECURITIES (6.3%)

Collateralized Debt Obligations (6.3%)

650	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400%(1),(11)	(NR, NR)	07/20/34	0.000	650,325

500	Anchorage Credit Funding Ltd., 2016-4A, Rule 144A (1)	(NR, Ba3)	04/27/39	6.659	470,625

1,000	Anchorage Credit Opportunities CLO 1 Ltd., 2019-1A, Rule 144A, LIBOR 3M + 7.550%(1),(11)	(BB-, NR)	01/20/32	7.738	996,745

750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, LIBOR 3M + 7.940%(1),(11)	(BB-, NR)	10/15/32	8.124	752,547

1,000	Battalion CLO VII Ltd., 2014-7A, Rule 144A, LIBOR 3M + 6.310%(1),(11)	(NR, Ba2)	07/17/28	6.500	1,000,109

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)

Collateralized Debt Obligations

$1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, LIBOR 3M + 3.950%(1),(11)	(NR, Baa3)	04/20/32	4.138	$1,001,141

1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350%(1),(11)	(BB-, NR)	01/17/33	6.540	1,000,838

1,000	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, LIBOR 3M + 6.720%(1),(11)	(BB-, NR)	04/20/34	6.908	984,198

1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 6.750%(1),(11)	(NR, Ba3)	01/20/29	6.938	995,874

1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(1),(11)	(BB-, NR)	10/20/32	7.418	993,925

750	Octagon Investment Partners 48 Ltd., 2020-3A, Rule 144A, LIBOR 3M + 7.660%(1),(11)	(BB-, NR)	10/20/31	7.848	753,106

1,000	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A(1)	(NR, Baa2)	04/20/37	5.459	998,890

1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, LIBOR 3M + 7.710%(1),(11)	(BB-, NR)	01/20/34	7.913	1,000,582

TOTAL ASSET BACKED SECURITIES (Cost $11,487,632)					11,598,905

Number of Shares

COMMON STOCKS (0.8%)

Auto Parts & Equipment (0.1%)

18,270	Jason Group, Inc.(13)				182,702

Building & Construction (0.0%)

5	White Forest Resources, Inc.(5),(6),(13)				—

Chemicals (0.2%)

2,794	Project Investor Holdings LLC(5),(6),(7),(13)				28

46,574	Proppants Holdings LLC(5),(6),(7),(13)				2,329

10,028	UTEX Industries, Inc.(13)				411,148

					413,505

Oil Field Equipment & Services (0.0%)

2,820	Pioneer Energy Services Corp.(5),(6),(13)				5,358

Pharmaceuticals (0.4%)

45,583	Akorn Holding Company LLC(13)				689,443

Support - Services (0.1%)

800	LTR Holdings LLC(5),(6),(7),(13)				76,320

433	Sprint Industrial Holdings LLC, Class G(5),(6),(7),(13)				—

39	Sprint Industrial Holdings LLC, Class H(5),(6),(7),(13)				—

96	Sprint Industrial Holdings LLC, Class I(5),(6),(7),(13)				1

					76,321

TOTAL COMMON STOCKS (Cost $2,267,834)					1,367,329

WARRANT (0.0%)

Chemicals (0.0%)

11,643	Project Investor Holdings LLC, expires 02/20/2022(5),(6),(7),(13) (Cost $6,054)				—

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2021 (unaudited)

Number of Shares		Value

SHORT-TERM INVESTMENTS (0.5%)

$944,743	State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(14) (Cost $944,743)	$944,743

TOTAL INVESTMENTS AT VALUE (124.4%) (Cost $226,716,818)		228,195,197

LIABILITIES IN EXCESS OF OTHER ASSETS (-24.4%)		(44,734,539)

NET ASSETS (100.0%)		$183,460,658

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl = société à responsabilité limitée

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $151,029,338 or 82.3% of net assets.

(2)	This security is denominated in British Pound.

(3)	This security is denominated in Euro.

(4)	Bond is currently in default.

(5)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

(6)	Security is valued using significant unobservable inputs.

(7)	Illiquid security (unaudited).

(8)	Security or portion thereof is out on loan (See note 2-J).

(9)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(10)	Convertible security.

(11)	Variable rate obligation - The interest rate shown is the rate in effect as of June 30, 2021. The rate may be subject to a cap and floor.

(12)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of June 30, 2021.

(13)	Non-income producing security.

(14)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at June 30, 2021.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	48,093	USD	57,192	10/13/21	Deutsche Bank AG	$57,192	$57,155	$(37)
GBP	13,000	USD	16,854	10/13/21	Barclays Bank PLC	16,854	17,964	1,110
USD	1,021,318	EUR	861,962	10/13/21	Morgan Stanley	(1,021,318)	(1,024,390)	(3,072)
USD	42,356	EUR	35,385	10/13/21	Deutsche Bank AG	(42,356)	(42,053)	303
USD	703,121	GBP	543,171	10/13/21	Deutsche Bank AG	(703,121)	(750,554)	(47,433)

								$(49,129)

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2021 (unaudited)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Assets and Liabilities

June 30, 2021 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $944,743 (Cost $226,716,818) (Note 2)	$228,195,197	[1]
Cash	11,959,190
Foreign currency at value (Cost $5,245)	5,288
Receivable for investments sold	2,746,756
Interest receivable	2,998,677
Unrealized appreciation on forward foreign currency contracts (Note 2)	1,413
Prepaid expenses and other assets	9,382

Total assets	245,915,903

Liabilities
Investment advisory fee payable (Note 3)	225,369
Administrative services fee payable (Note 3)	14,255
Loan payable (Note 4)	53,000,000
Payable for investments purchased	8,027,959
Payable upon return of securities loaned (Note 2)	944,743
Unrealized depreciation on forward foreign currency contracts (Note 2)	50,542
Directors’ fee payable	48,035
Accrued expenses	144,342

Total liabilities	62,455,245

Net Assets
Applicable to 52,313,377 shares outstanding	$183,460,658

Net Assets
Capital stock, $.001 par value (Note 6)	52,313
Paid-in capital (Note 6)	196,161,317
Total distributable earnings (loss)	(12,752,972)

Net assets	$183,460,658

Net Asset Value Per Share ($183,460,658 / 52,313,377)	$3.51

Market Price Per Share	$3.52

[1]	Includes $924,964 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Operations

For the Six Months Ended June 30, 2021 (unaudited)

Investment Income
Interest	$7,309,719
Securities lending (net of rebates)	7,751

Total investment income	7,317,470

Expenses
Investment advisory fees (Note 3)	436,232
Administrative services fees (Note 3)	31,680
Interest expense (Note 4)	231,535
Directors’ fees	62,472
Printing fees	29,868
Commitment fees (Note 4)	29,652
Audit and tax fees	28,670
Transfer agent fees (Note 3)	21,201
Custodian fees	19,958
Legal fees	18,253
Stock exchange listing fees	8,328
Insurance expense	3,984
Miscellaneous expense	5,871

Total expenses	927,704

Net investment income	6,389,766

Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized gain from investments	145,852
Net realized loss from foreign currency transactions	(464)
Net change in unrealized appreciation (depreciation) from investments	5,287,610
Net change in unrealized appreciation (depreciation) from foreign currency translations	(1,157)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	29,697

Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	5,461,538

Net increase in net assets resulting from operations	$11,851,304

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
From Operations
Net investment income	$6,389,766	$14,273,727
Net realized gain (loss) from investments, foreign currency transactions and forward foreign currency contracts	145,388	(1,383,665)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	5,316,150	(2,156,100)

Net increase in net assets resulting from operations	11,851,304	10,733,962

From Distributions
From distributable earnings	(7,061,263)	(14,122,336)

Net decrease in net assets resulting from dividends	(7,061,263)	(14,122,336)

From Capital Share Transactions (Note 6)
Reinvestment of dividends	29,401	—

Net increase in net assets from capital share transactions	29,401	—

Net increase (decrease) in net assets	4,819,442	(3,388,374)
Net Assets
Beginning of period	178,641,216	182,029,590

End of period	$183,460,658	$178,641,216

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Cash Flows

June 30, 2021 (unaudited)

Reconciliation of Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Net increase in net assets resulting from operations		$11,851,304

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Decrease in interest receivable	$143,098
Decrease in accrued expenses	(21,318)
Decrease in payable upon return of securities loaned	(5,116,552)
Increase in prepaid expenses and other assets	(2,200)
Decrease in unfunded loan commitments	(296,639)
Increase in investment advisory fee payable	24,088
Net amortization of discount on investments	(53,043)
Purchases of long-term securities, net of change in payable for investments purchased	(57,739,635)
Sales of long-term securities, net of change in receivable for investments sold	62,733,362
Net proceeds from sales (purchases) of short-term securities	5,116,552
Net change in unrealized (appreciation) depreciation from investments and forward foreign currency contracts	(5,317,307)
Net realized gain from investments	(145,852)
Total adjustments		(675,446)

Net cash provided by operating activities[1]		$11,175,858

Cash Flows From Financing Activities
Repayments of credit facility	(3,500,000)
Cash dividends paid	(7,031,862)

Net cash provided by financing activities		(10,531,862)

Net increase in cash		643,996
Cash — beginning of period		11,320,482

Cash — end of period		$11,964,478

Non-Cash Activity:
Issuance of shares through dividend reinvestments		$29,401

[1]	Included in net cash provided by operating activities is cash of $231,535 paid for interest on borrowings.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Financial Highlights

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31,
		2020	2019	2018	2017	2016
Per share operating performance
Net asset value, beginning of period	$3.42	$3.48	$3.21	$3.58	$3.48	$3.21

INVESTMENT OPERATIONS
Net investment income[1]	0.12	0.27	0.26	0.27	0.24	0.25
Net gain (loss) on investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.11	(0.06)	0.28	(0.37)	0.12	0.28

Total from investment activities	0.23	0.21	0.54	(0.10)	0.36	0.53

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.14)	(0.27)	(0.27)	(0.27)	(0.24)	(0.25)
Return of capital	—	—	(0.00)[2]	—	(0.02)	(0.01)

Total dividends and distributions	(0.14)	(0.27)	(0.27)	(0.27)	(0.26)	(0.26)

Net asset value, end of period	$3.51	$3.42	$3.48	$3.21	$3.58	$3.48

Per share market value, end of period	$3.52	$3.15	$3.22	$2.77	$3.31	$3.16

TOTAL INVESTMENT RETURN[3]
Net asset value	6.80%	8.08%	18.17%	(2.39)%	11.34%	18.64%
Market value	16.29%	7.58%	26.71%	(8.89)%	13.37%	24.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$183,461	$178,641	$182,030	$167,897	$187,472	$182,019
Ratio of net expenses to average net assets	1.03%[4]	1.25%	1.92%	1.82%	1.06%	0.74%
Ratio of net expenses to average net assets excluding interest expense	0.77%[4]	0.75%	0.78%	0.78%	0.90%	0.74%
Ratio of net investment income to average net assets	7.09%[4]	8.55%	7.59%	7.83%	6.75%	7.66%
Asset Coverage per $1,000 of Indebtedness	$4,462	$4,162	$4,021	$3,373	$5,075	$—
Portfolio turnover rate[5]	28%	36%	35%	39%	64%	53%

[1]	Per share information is calculated using the average shares outstanding method.
[2]	This amount represents less than $(0.01) per share.
[3]

Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price.

[4]	Annualized.
[5]

Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements

June 30, 2021 (unaudited)

Note 1. Organization

Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) was incorporated on February 11, 1987 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to provide current income consistent with the preservation of capital.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$156,251,595	$220,187		$156,471,782
Bank Loans	—	40,734,649	17,077,789		57,812,438
Asset Backed Securities	—	11,598,905	—		11,598,905
Common Stocks	—	1,283,293	84,036		1,367,329
Warrants	—	—	0	(1)	0	(1)
Short-term Investment	—	944,743	—		944,743

	$—	$210,813,185	$17,382,012		$228,195,197

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,413	$—		$1,413

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$50,542	$—		$50,542

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes zero valued securities..

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of June 30, 2021 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrant		Total
Balance as of December 31, 2020	$117,591	$11,862,301	$526,478	$0	(1)	$12,506,370
Accrued discounts (premiums)	—	(29,750)	—	—		(29,750)
Purchases	6,471	9,911,470	—	—		9,917,941
Sales	—	(5,027,878)	(416,732)	—		(5,444,610)
Realized gain (loss)	—	5,961	349,011	—		354,972
Change in unrealized appreciation (depreciation)	82,625	340,471	(374,721)	—		48,375
Transfers into Level 3	13,500	5,192,889	—	—		5,206,389
Transfers out of Level 3	—	(5,177,675)	—	—		(5,177,675)

Balance as of June 30, 2021	$220,187	$17,077,789	$84,036	$0	(1)	$17,382,012

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$82,625	$234,830	$(93,686)	—		$223,769

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 06/30/2021	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Bank Loans	$17,077,789	Vendor pricing	Single Broker Quote	$0.58 - $1.12 ($0.99)
Common Stocks	$2,358	Income Approach	Expected Remaining Distribution	$0.00 - $0.05 ($0.05)
	$76,320	Market Approach	EBITDA Multiples	7.3 (N/A)
	$5,358	Vendor pricing	Single Broker Quote	$1.90 (N/A)
Corporate Bonds	$3,730	Income Approach	Expected Remaining Distribution	$0.01 (N/A)
	$216,457	Vendor pricing	Single Broker Quote	$0.01 - $0.77 ($0.72)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended June 30, 2021, $5,206,389 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $5,177,675 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2021 and the effect of these derivatives on the Statement of Operations for the six months ended June 30, 2021.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate forward contracts	$1,413	$50,542	$—	$29,697

For the six months ended June 30, 2021, the Fund held an average monthly value on a net basis of $1,816,931 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund’s derivative assets, net of related collateral held by the Fund, at June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$1,110	$—	$—	$—	$1,110
Deutsche Bank AG	303	(303)	—	—	—

	1,413	(303)	—	—	1,110

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund’s derivative liabilities, net of related collateral pledged by the Fund, at June 30, 2021:

Counterparty	Gross Amount of Derivative Liabilities Presented in Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Deutsche Bank AG	$47,470	$(303)	$—	$—	$47,167
Morgan Stanley	3,072	—	—	—	3,072

	50,542	(303)	—	—	50,239

(a)	Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis and records them on ex-date. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

The Fund’s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of common stock of the Fund, the Fund may at times pay out less than the entire amount of net

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships (“Qualifying Income”).

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund’s uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company (“SSB”), the Fund’s custodian.

H) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities, including domestic and foreign currencies. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income/expense recognized on investment securities.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

exchange rate movements during the term of the contract. The Fund’s open forward currency contracts at June 30, 2021 are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of June 30, 2021, the fund has no unfunded loan commitments.

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund’s securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund’s securities lending agent. As of June 30, 2021, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$924,964	$944,743	$944,743

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021.

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Gross Asset Amounts Presented in Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount (not less than $0)
$924,964	$(924,964)	$—

(a)	Represents market value of loaned securities at year end.
(b)	The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund’s securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended June 30, 2021, total earnings from the Fund’s investment in cash collateral received in connection with securities lending arrangements was $10,331, of which $0 was rebated to borrowers (brokers). The Fund retained $7,751 in income from the cash collateral investment, and SSB, as lending agent, was paid $2,580.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

L) OTHER — Lower-rated debt securities (commonly known as “junk bonds”) possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced a desire to phase out the use of LIBOR by the end of 2021.

Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains uncertain. There also remains uncertainty and risk regarding the willingness and ability of issuers to include fallback provisions and/or other measures that contemplate the discontinuation of LIBOR in new and existing contracts or instruments. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Fund. Furthermore, the risks associated with the expected discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund’s net asset value.

M) RECENT ACCOUNTING PRONOUNCEMENTS — In October 2020, FASB issued Accounting Standards Update No. 2020-08 (“ASU 2020-08”), “Receivables — Nonrefundable Fees and Other Costs (Codification Improvements Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2020-08 is an update of ASU No. 2017-08, which amends the amortization period of certain purchased callable debt securities held at a premium. ASU 2020-08 updates the amortization period for callable debt securities to be amortized to the next call date. For purposes of this update, the next call date is the first date when a call option at

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

a specified price becomes exercisable. Once that date has passed, the next call date is when the next call option at a specified price becomes exercisable, if applicable. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management has evaluated the implication, if any, of the additional disclosure requirement and the impact is reflected in the Fund’s financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly as follows: 0.50% of the lower of the weekly stock price (market value) of the Fund’s outstanding shares or its average weekly net assets. For the six months ended June 30, 2021, investment advisory fees earned were $436,232.

SSB serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2021, administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $31,680.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund has a line of credit subject to annual renewal provided by SSB primarily to leverage its investment portfolio (the “Agreement”). The Fund may borrow the lesser of: a) $85,000,000; b) an amount that is no greater than 33 1/3% of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the Agreement. Under the terms of the Agreement, the Fund pays a commitment fee of 0.25% on the unused amount. In addition, the Fund pays interest on borrowings at LIBOR plus a spread. At June 30, 2021, the Fund had loans outstanding under the Agreement of $53,000,000. Unless renewed, the Agreement will terminate on June 8, 2022. During the six months ended June 30, 2021, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding	Interest Expense	Number of Days Outstanding
$54,480,663	0.85%	$56,500,000	$231,535	181

The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of net asset value and market price of the Fund’s shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2021 (unaudited)

Note 4. Line of Credit (continued)

in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The securities held by the Fund are subject to a lien granted to the lender, to the extent of the borrowing outstanding and any additional expenses. The Fund’s lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. There is no guarantee that the Fund’s borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions can result in adverse effects to the Fund’s access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund’s assets may have particular adverse consequences in instances where the Fund has borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund’s best interest to do so.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2021, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$63,594,207	$62,994,580	$0	$0

Note 6. Fund Shares

The Fund offers a Dividend Reinvestment Plan (the “Plan”) to its common stockholders. By participating in the Plan, dividends and distributions will be promptly paid to stockholders in additional shares of common stock of the Fund. The number of shares to be issued will be determined by dividing the total amount of the distribution payable by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution to purchase shares of Fund common stock in the open market.

The Fund has one class of shares of common stock, par value $.001 per share; one hundred million shares are authorized. Transactions in shares of beneficial interest of the Fund were as follows:

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Shares issued through at-the-market offerings	—	—
Shares issued through reinvestment of dividends	8,448	—

Net increase	8,448	—

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2021 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In preparing the financial statements as of June 30, 2021, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Asset Management Income Fund, Inc.

Shareholder Meeting Results (unaudited)

On April 20, 2021, the Annual Meeting of Shareholders of the Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) was held and the following matter was voted upon:

(1) To re-elect two directors to the Board of Directors of the Fund:

NAME OF DIRECTOR	FOR	WITHHELD
Mahendra Gupta	36,275,828	1,194,612
John Popp	36,327,475	1,142,965

In addition to the directors re-elected at the meeting, Laura DeFelice, Jeffrey Garten and Steven Rappaport continue to serve as Directors of the Fund.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use (“individual investors”). Specified sections of this notice, however, also apply to other types of investors (called “institutional investors”). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•

Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•

Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•

We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•

We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•

In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•

To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 25, 2021.

Credit Suisse Asset Management Income Fund, Inc.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	By calling 1-800-293-1232

•	On the Fund’s website, www.credit-suisse.com/us/funds

•	On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov.

Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Fixed Income

Credit Suisse Asset Management Income Fund, Inc. (NYSE American: CIK)

Credit Suisse High Yield Bond Fund (NYSE American: DHY)

Literature Request — Call today for free descriptive information on the closed-ended funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us/funds

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund	Credit Suisse Strategic Income Fund
Credit Suisse Floating Rate High Income Fund	Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund’s common stock. Computershare Trust Company, N.A. (“Computershare”) acts as Plan Agent for stockholders in administering the Plan.

If your shares of common stock of the Fund are registered in your own name, you will automatically participate in the Plan, unless you have indicated that you do not wish to participate and instead wish to receive dividends and capital gains distributions in cash. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online “Account Access” and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund’s common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:	www.computershare.com

By phone:	(800) 730-6001 (U.S. and Canada)
(781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:	Credit Suisse Asset Management Income Fund, Inc.
c/o Computershare
P.O. Box 30170
College Station, TX 77842-3170

Overnight correspondence should be sent to:

Computershare
211 Quality Circle, Suite 210
College Station, TX 77845

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

CIK-SAR-0621

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 19, 2021.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	August 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	August 16, 2021

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Financial Officer and Treasurer
Date:	August 16, 2021